Income from Assets Held for Investment, net:	6 Months Ended
Jan. 31, 2013
Income From Assets Held For Investment Net [Abstract]
Incomefromassetsheldforinvestmentnet [Text Block]

Note 11 – Income from Assets Held for Investment, net:

In September 2012, the Company sold its head office real estate in Toronto for gross proceeds after real estate commissions of $1,579,189. This property had a net book value of $585,064, resulting in an accounting gain of $994,125 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the property. The first mortgage on the property, with remaining principal of $480,951, was discharged completely upon sale. The remaining net proceeds of $1,028,780 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from this property sale.

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,827.

The remaining income of $89,741 in this category in the six months ended January 31, 2013, pertains to rental income from properties held for investment, net of carrying and operating expenses, compared to $121,036 in the prior year period.

The properties held for investment have an interest only first mortgage which closed on November 30, 2012 in the amount of CAD$855,000 (USD$853,119) with an interest rate of 9.75% compounded semi-annually and a maturity date of November 30, 2013.